Accounts Receivable (Components Of Accounts Receivable) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Receivables [Abstract]
Trade accounts receivable	$ 318.2	$ 314.8
Allowance for doubtful accounts	(4.3)	(4.8)	(4.1)	(5.9)
Accounts receivable, net	$ 313.9	$ 310.0